Schedule of Minimum Annual Rental Commitments (Detail) $ in Thousands	Mar. 31, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2017	$ 9,262
2018	7,321
2019	6,344
2020	4,083
2021	2,648
Thereafter	$ 8,935